Distribution Date:	03/11/22	GS Mortgage Securities Corporation II
Determination Date:	03/07/22
Next Distribution Date:	04/12/22
Record Date:	02/28/22	GS Mortgage Securities Trust 2013-GC10
Series 2013-GC10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	17		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	U.S. Bank National Association
Modified Loan Detail	23		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	26	Representative
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36192CAA3	0.696000%	53,438,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36192CAB1	1.840000%	35,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36192CAC9	2.613000%	21,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36192CAD7	2.681000%	110,000,000.00	71,586,928.76	0.00	159,937.13	0.00	0.00	159,937.13	71,586,928.76	40.11%	30.00%
A-5	36192CAE5	2.943000%	300,475,000.00	300,475,000.00	0.00	736,914.94	0.00	0.00	736,914.94	300,475,000.00	40.11%	30.00%
A-AB	36192CAF2	2.564000%	81,379,000.00	14,540,821.67	1,623,850.36	31,068.89	0.00	0.00	1,654,919.25	12,916,971.31	40.11%	30.00%
A-S	36192CAH8	3.279000%	54,785,000.00	54,785,000.00	0.00	149,700.01	0.00	0.00	149,700.01	54,785,000.00	31.59%	23.63%
B	36192CAL9	3.682000%	63,380,000.00	63,380,000.00	0.00	194,470.97	0.00	0.00	194,470.97	63,380,000.00	21.73%	16.25%
C	36192CAN5	4.285000%	39,746,000.00	39,746,000.00	0.00	141,926.34	0.00	0.00	141,926.34	39,746,000.00	15.54%	11.63%
D	36192CAQ8	4.401808%	34,376,000.00	34,376,000.00	0.00	126,097.13	0.00	0.00	126,097.13	34,376,000.00	10.19%	7.63%
E	36192CAS4	4.401808%	22,558,000.00	22,558,000.00	0.00	82,746.66	0.00	0.00	82,746.66	22,558,000.00	6.68%	5.00%
F*	36192CAU9	4.401808%	16,114,000.00	16,114,000.00	0.00	25,931.84	0.00	0.00	25,931.84	16,114,000.00	4.18%	3.13%
G	36192CAW5	4.401808%	26,855,941.00	26,855,940.97	0.00	0.00	0.00	0.00	0.00	26,855,940.97	0.00%	0.00%
R	36192CAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			859,381,941.00	644,417,691.40	1,623,850.36	1,648,793.91	0.00	0.00	3,272,644.27	642,793,841.04

X-A	36192CAG0	1.472082%	656,352,000.00	441,387,750.43	0.00	541,465.84	0.00	0.00	541,465.84	439,763,900.07
X-B	36192CAJ4	0.487405%	103,126,000.00	103,126,000.00	0.00	41,886.74	0.00	0.00	41,886.74	103,126,000.00
Notional SubTotal			759,478,000.00	544,513,750.43	0.00	583,352.58	0.00	0.00	583,352.58	542,889,900.07

Deal Distribution Total					1,623,850.36	2,232,146.49	0.00	0.00	3,855,996.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance

A-1	36192CAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36192CAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36192CAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36192CAD7	0.00000000	0.00000000	1.45397391	0.00000000	0.00000000	0.00000000	0.00000000	1.45397391	0.00000000
A-5	36192CAE5	0.00000000	0.00000000	2.45250001	0.00000000	0.00000000	0.00000000	0.00000000	2.45250001	0.00000000
A-AB	36192CAF2	0.00000000	19.95416950	0.38178019	0.00000000	0.00000000	0.00000000	0.00000000	20.33594969	0.00000000
X-A	36192CAG0	672.48633421	0.00000000	0.82496258	0.00000000	0.00000000	0.00000000	0.00000000	0.82496258	670.01228010
X-B	36192CAJ4	1,000.00000000	0.00000000	0.40617051	0.00000000	0.00000000	0.00000000	0.00000000	0.40617051	1,000.00000000
A-S	36192CAH8	0.00000000	0.00000000	2.73249995	0.00000000	0.00000000	0.00000000	0.00000000	2.73249995	0.00000000
B	36192CAL9	0.00000000	0.00000000	3.06833339	0.00000000	0.00000000	0.00000000	0.00000000	3.06833339	0.00000000
C	36192CAN5	0.00000000	0.00000000	3.57083329	0.00000000	0.00000000	0.00000000	0.00000000	3.57083329	0.00000000
D	36192CAQ8	0.00000000	0.00000000	3.66817343	0.00000000	0.00000000	0.00000000	0.00000000	3.66817343	0.00000000
E	36192CAS4	0.00000000	0.00000000	3.66817360	0.00000000	0.00000000	0.00000000	0.00000000	3.66817360	0.00000000
F	36192CAU9	0.00000000	0.00000000	1.60927392	2.05889909	13.65918270	0.00000000	0.00000000	1.60927392	0.00000000
G	36192CAW5	0.00000000	0.00000000	0.00000000	3.66817346	33.08111639	0.00000000	0.00000000	0.00000000	0.00000000
R	36192CAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/22 - 02/28/22	30	0.00	159,937.13	0.00	159,937.13	0.00	0.00	0.00	159,937.13	0.00
A-5	02/01/22 - 02/28/22	30	0.00	736,914.94	0.00	736,914.94	0.00	0.00	0.00	736,914.94	0.00
A-AB	02/01/22 - 02/28/22	30	0.00	31,068.89	0.00	31,068.89	0.00	0.00	0.00	31,068.89	0.00
X-A	02/01/22 - 02/28/22	30	0.00	541,465.84	0.00	541,465.84	0.00	0.00	0.00	541,465.84	0.00
X-B	02/01/22 - 02/28/22	30	0.00	41,886.74	0.00	41,886.74	0.00	0.00	0.00	41,886.74	0.00
A-S	02/01/22 - 02/28/22	30	0.00	149,700.01	0.00	149,700.01	0.00	0.00	0.00	149,700.01	0.00
B	02/01/22 - 02/28/22	30	0.00	194,470.97	0.00	194,470.97	0.00	0.00	0.00	194,470.97	0.00
C	02/01/22 - 02/28/22	30	0.00	141,926.34	0.00	141,926.34	0.00	0.00	0.00	141,926.34	0.00
D	02/01/22 - 02/28/22	30	0.00	126,097.13	0.00	126,097.13	0.00	0.00	0.00	126,097.13	0.00
E	02/01/22 - 02/28/22	30	0.00	82,746.66	0.00	82,746.66	0.00	0.00	0.00	82,746.66	0.00
F	02/01/22 - 02/28/22	30	186,243.79	59,108.95	0.00	59,108.95	33,177.10	0.00	0.00	25,931.84	220,104.07
G	02/01/22 - 02/28/22	30	787,025.32	98,512.25	0.00	98,512.25	98,512.25	0.00	0.00	0.00	888,424.51
Totals			973,269.11	2,363,835.85	0.00	2,363,835.85	131,689.35	0.00	0.00	2,232,146.49	1,108,528.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,855,996.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,222,283.14	Master Servicing Fee	13,563.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,924.66
Interest Adjustments	0.00	Trustee Fee	230.56
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	796.93
Extension Interest	0.00
Interest Reserve Withdrawal	158,068.33
Total Interest Collected	2,380,351.47	Total Fees	16,515.68

Principal		Expenses/Reimbursements
Scheduled Principal	1,623,850.36	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	108,019.60
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,456.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	213.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,623,850.36	Total Expenses/Reimbursements	131,689.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,232,146.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,623,850.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,855,996.85
Total Funds Collected	4,004,201.83	Total Funds Distributed	4,004,201.87

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	644,417,691.40	644,417,691.40	Beginning Certificate Balance	644,417,691.40
(-) Scheduled Principal Collections	1,623,850.36	1,623,850.36	(-) Principal Distributions	1,623,850.36
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	642,793,841.04	642,793,841.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	646,440,502.80	646,440,502.80	Ending Certificate Balance	642,793,841.04
Ending Actual Collateral Balance	645,060,677.71	645,060,677.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	153,526,492.66	23.88%	8	4.6117	NAP	Defeased	22	153,526,492.66	23.88%	8	4.6117	NAP
3,000,000 or less	4	9,289,168.12	1.45%	9	4.8723	2.986931	1.39 or less	11	149,161,287.35	23.21%	10	4.6266	0.513932
3,000,001 to 5,000,000	9	36,205,106.83	5.63%	10	4.7199	1.717651	1.40-1.49	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	9	69,229,122.77	10.77%	10	4.4618	1.988626	1.50-1.59	5	222,014,921.77	34.54%	10	4.2669	1.580155
10,000,001 to 15,000,000	2	25,669,401.71	3.99%	9	4.5746	1.133237	1.60-1.69	1	4,550,841.21	0.71%	10	4.4900	1.668700
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.70-1.79	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 25,000,000	3	69,273,393.75	10.78%	10	4.5294	1.093256	1.80-1.89	2	10,449,462.25	1.63%	10	4.4949	1.813114
25,000,001 to 30,000,000	1	28,000,000.00	4.36%	10	3.8370	3.949500	1.90-1.99	3	13,317,681.57	2.07%	9	4.4227	1.950139
30,000,001 to 70,000,000	3	161,766,695.80	25.17%	10	4.3609	1.025046	2.00 or greater	10	89,773,154.23	13.97%	10	4.2129	3.032606
70,000,001 or greater	1	89,834,459.40	13.98%	9	4.1500	1.596300	Totals	54	642,793,841.04	100.00%	9	4.4337	1.540673
Totals	54	642,793,841.04	100.00%	9	4.4337	1.540673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	42	153,526,492.66	23.88%	8	4.6117	NAP
							Defeased	42	153,526,492.66	23.88%	8	4.6117	NAP
Arizona	1	2,278,969.00	0.35%	9	4.6100	2.355500
							Lodging	2	25,626,107.83	3.99%	10	5.1205	0.201888
California	5	77,483,355.95	12.05%	10	4.1153	1.925995
							Mixed Use	5	195,912,368.77	30.48%	10	4.3803	1.125056
Florida	1	5,761,238.93	0.90%	9	4.3910	2.386200
							Mobile Home Park	6	9,235,304.36	1.44%	9	4.8902	3.298818
Georgia	3	10,873,171.25	1.69%	10	4.8628	2.457310
							Multi-Family	7	16,753,154.37	2.61%	11	4.9511	1.398240
Illinois	11	24,415,516.35	3.80%	10	4.8641	1.177818
							Office	5	47,212,247.74	7.34%	10	4.4635	1.756771
Maryland	1	89,834,459.40	13.98%	9	4.1500	1.596300
							Retail	18	190,965,308.69	29.71%	10	4.1820	1.991197
Massachusetts	1	28,000,000.00	4.36%	10	3.8370	3.949500
							Self Storage	1	3,562,856.63	0.55%	10	4.2400	2.685400
Missouri	1	22,853,380.39	3.56%	10	4.3400	1.140900
							Totals	86	642,793,841.04	100.00%	9	4.4337	1.540673
Nevada	1	7,183,569.46	1.12%	10	4.4230	1.352600

New York	6	120,996,799.99	18.82%	10	4.5638	0.878690

North Carolina	1	8,536,272.27	1.33%	11	5.0000	1.581500

Ohio	5	9,051,839.10	1.41%	9	4.8186	2.002854

Pennsylvania	1	12,959,972.80	2.02%	9	4.2850	1.071000

Texas	3	30,970,753.56	4.82%	10	4.1990	2.049926

Virginia	1	6,848,892.75	1.07%	9	4.1000	1.978700

Washington	2	31,219,157.19	4.86%	10	4.8772	0.312757

Totals	86	642,793,841.04	100.00%	9	4.4337	1.540673

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	153,526,492.66	23.88%	8	4.6117	NAP			None
	4.000% or less	2	87,329,869.76	13.59%	10	3.9477	2.338834
	4.001% to 4.250%	5	135,015,329.91	21.00%	9	4.1370	1.726672
	4.251% to 4.500%	7	69,883,364.22	10.87%	10	4.3543	1.686305
	4.501% to 4.750%	9	135,331,893.82	21.05%	10	4.5979	0.971234
	4.751% to 5.000%	6	33,871,129.62	5.27%	10	4.9239	1.538724
	5.001% or greater	3	27,835,761.05	4.33%	10	5.2202	0.483390
	Totals	54	642,793,841.04	100.00%	9	4.4337	1.540673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.											Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	153,526,492.66	23.88%	8	4.6117	NAP	Defeased	22	153,526,492.66	23.88%	8	4.6117	NAP
	60 months or less	32	489,267,348.38	76.12%	10	4.3778	1.537472	Interest Only	1	28,000,000.00	4.36%	10	3.8370	3.949500
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	31	461,267,348.38	71.76%	10	4.4107	1.391056
	Totals	54	642,793,841.04	100.00%	9	4.4337	1.540673	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	642,793,841.04	100.00%	9	4.4337	1.540673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	153,526,492.66	23.88%	8	4.6117	NAP				None
Underwriter's Information		1	59,754,815.17	9.30%	10	4.5700	1.558718
	12 months or less	31	429,512,533.21	66.82%	10	4.3511	1.534516
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	642,793,841.04	100.00%	9	4.4337	1.540673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	304101051	MU	New York	NY	Actual/360	4.570%	212,803.91	114,993.45	0.00	N/A	01/06/23	--	59,869,808.62	59,754,815.17	02/06/21
1B	304101050	MU	New York	NY	Actual/360	4.570%	152,002.79	82,138.18	0.00	N/A	01/06/23	--	42,764,149.05	42,682,010.87	02/06/21
2	300010002	MU	National Harbor	MD	Actual/360	4.150%	290,753.12	243,960.54	0.00	N/A	12/06/22	--	90,078,419.94	89,834,459.40	03/06/22
3	300010003	RT	Vacaville	CA	Actual/360	4.000%	185,004.22	135,771.12	0.00	N/A	01/06/23	--	59,465,640.88	59,329,869.76	03/06/22
4	300010004	MU	Portland	OR	Actual/360	4.583%	103,794.96	75,275.15	0.00	N/A	01/06/23	--	29,118,625.87	29,043,350.72	03/06/22
5	300010005	RT	Boston	MA	Actual/360	3.837%	83,561.33	0.00	0.00	N/A	01/06/23	--	28,000,000.00	28,000,000.00	03/06/22
6	695100097	RT	Osage Beach	MO	Actual/360	4.340%	77,347.52	60,631.87	0.00	N/A	01/01/23	--	22,914,012.26	22,853,380.39	03/01/22
7	300010007	LO	Seattle	WA	Actual/360	5.232%	87,539.44	76,961.78	0.00	N/A	01/06/23	--	21,511,986.49	21,435,024.71	03/06/22
8	304101047	RT	Round Rock	TX	Actual/360	4.100%	79,835.80	50,627.76	0.00	N/A	01/06/23	--	25,035,616.41	24,984,988.65	03/06/22
12	300010012	SS	Various	SC	Actual/360	4.610%	60,572.73	38,803.79	0.00	N/A	09/06/22	--	16,893,542.32	16,854,738.53	03/06/22
13	695100083	OF	Peoria	IL	Actual/360	4.870%	48,318.12	46,893.64	0.00	N/A	01/01/23	--	12,756,322.55	12,709,428.91	12/01/21
14	623100002	RT	Pompano Beach	FL	Actual/360	4.450%	45,497.41	34,593.87	0.00	N/A	09/06/22	--	13,145,317.81	13,110,723.94	03/06/22
15	300010015	OF	Canonsburg	PA	Actual/360	4.285%	43,308.50	34,742.09	0.00	N/A	12/06/22	--	12,994,714.89	12,959,972.80	03/06/22
16	300010016	OF	Castle Hills	TX	Actual/360	4.500%	39,443.52	27,692.28	0.00	N/A	12/06/22	--	11,269,576.44	11,241,884.16	03/06/22
17	300010017	MF	Ann Arbor	MI	Actual/360	4.540%	35,679.50	26,362.77	0.00	N/A	12/06/22	--	10,104,325.69	10,077,962.92	03/06/22
18	300010018	OF	Spokane	WA	Actual/360	4.100%	31,285.65	26,698.15	0.00	N/A	12/06/22	--	9,810,830.63	9,784,132.48	03/06/22
20	623100005	RT	West Palm Beach	FL	Actual/360	4.680%	33,480.23	23,437.77	0.00	N/A	11/06/22	--	9,197,864.43	9,174,426.66	03/06/22
21	623100004	MF	Cullowhee	NC	Actual/360	5.000%	33,317.12	30,987.78	0.00	N/A	02/06/23	--	8,567,260.05	8,536,272.27	03/06/22
22	695100098	MF	North Olmsted	OH	Actual/360	4.300%	29,787.94	23,658.18	0.00	N/A	01/01/23	--	8,906,692.97	8,883,034.79	03/01/22
23	304101054	Various Various		IL	Actual/360	4.725%	29,689.34	30,022.10	0.00	N/A	01/06/23	--	8,078,732.61	8,048,710.51	03/06/22
25	300010025	MH	Various	Various	Actual/360	5.250%	31,098.33	27,388.25	0.00	N/A	12/06/22	--	7,615,918.40	7,588,530.15	03/06/22
26	300010026	RT	Hewlett	NY	Actual/360	4.415%	31,012.00	17,644.93	0.00	N/A	01/06/23	--	9,032,183.48	9,014,538.55	03/06/22
27	695100094	OF	Fremont	CA	Actual/360	4.270%	25,174.07	20,192.18	0.00	N/A	01/01/23	--	7,580,015.06	7,559,822.88	03/01/22
28	695100085	RT	Las Vegas	NV	Actual/360	4.423%	24,777.32	18,907.16	0.00	N/A	01/01/23	--	7,202,476.62	7,183,569.46	03/01/22
29	300010029	RT	Staunton	VA	Actual/360	4.100%	21,899.95	18,688.71	0.00	N/A	12/06/22	--	6,867,581.46	6,848,892.75	03/06/22
30	623100003	MH	Various	Various	Actual/360	4.750%	24,045.62	16,642.87	0.00	N/A	12/06/22	--	6,508,587.81	6,491,944.94	03/06/22
31	300010031	MF	Louisville	KY	Actual/360	4.025%	11,088.67	44,481.93	0.00	N/A	01/06/23	--	3,542,077.86	3,497,595.93	03/06/22
32	695100082	RT	Orlando	FL	Actual/360	4.391%	19,728.12	15,287.94	0.00	N/A	12/01/22	--	5,776,526.87	5,761,238.93	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	695100092	RT	Conifer	CO	Actual/360	4.493%	16,673.81	18,040.89	0.00	N/A	01/01/23	--	4,771,367.89	4,753,327.00	03/01/22
35	695100099	MF	Parma	OH	Actual/360	4.300%	15,721.41	12,486.26	0.00	N/A	01/01/23	--	4,700,755.19	4,688,268.93	03/01/22
36	695100076	MF	Chicago	IL	Actual/360	4.940%	18,337.23	12,052.93	0.00	N/A	11/01/22	--	4,772,558.77	4,760,505.84	03/01/22
37	695100086	RT	Arlington	TX	Actual/360	4.490%	15,934.11	11,900.91	0.00	N/A	01/01/23	--	4,562,742.12	4,550,841.21	03/01/22
38	695100090	LO	Horseheads	NY	Actual/360	4.550%	14,887.83	15,839.26	0.00	N/A	01/01/23	--	4,206,922.38	4,191,083.12	03/01/22
39	300010039	MF	Fredonia	NY	Actual/360	4.700%	16,710.24	11,685.18	0.00	N/A	01/01/23	--	4,571,190.35	4,559,505.17	03/01/22
40	695100091	RT	Conyers	GA	Actual/360	4.670%	16,361.30	11,547.85	0.00	N/A	01/01/23	--	4,504,486.88	4,492,939.03	03/01/22
41	695100093	LO	Nashville	TN	Actual/360	4.563%	14,122.19	14,967.36	0.00	N/A	09/01/22	--	3,979,202.20	3,964,234.84	03/01/22
42	300010042	OF	San Diego	CA	Actual/360	4.979%	16,301.01	10,475.94	0.00	N/A	01/06/23	--	4,209,366.61	4,198,890.67	03/06/22
43	695100087	MF	Niles	OH	Actual/360	4.420%	14,228.85	10,868.30	0.00	N/A	01/01/23	--	4,138,968.78	4,128,100.48	03/01/22
44	300010044	SS	Various	Various	Actual/360	4.850%	14,474.67	14,319.53	0.00	N/A	08/06/22	--	3,837,174.02	3,822,854.49	03/06/22
45	300010045	RT	Houston	TX	Actual/360	4.575%	13,538.54	14,298.33	0.00	N/A	01/06/23	--	3,804,740.73	3,790,442.40	03/06/22
46	695100079	RT	Concord	NC	Actual/360	4.930%	15,085.03	9,944.90	0.00	N/A	11/01/22	--	3,934,085.47	3,924,140.57	03/01/22
47	695100095	RT	Stone Mountain	GA	Actual/360	4.830%	13,697.10	9,204.79	0.00	N/A	01/01/23	--	3,646,077.60	3,636,872.81	03/01/22
48	304101048	SS	San Jose	CA	Actual/360	4.240%	11,780.98	9,543.81	0.00	N/A	01/06/23	--	3,572,400.44	3,562,856.63	03/06/22
49	695100101	MF	Chicago	IL	Actual/360	5.150%	14,685.60	8,930.03	0.00	N/A	02/01/23	--	3,666,306.96	3,657,376.93	03/01/22
51	695100096	RT	Eaton	OH	Actual/360	4.935%	12,908.88	8,405.37	0.00	N/A	01/01/23	--	3,363,146.63	3,354,741.26	03/01/22
52	695100088	RT	Hemet	CA	Actual/360	4.680%	10,346.75	10,598.90	0.00	N/A	01/01/23	--	2,842,514.91	2,831,916.01	03/01/22
53	623100001	MH	Grovetown	GA	Actual/360	5.222%	11,169.60	6,720.70	0.00	N/A	12/06/22	--	2,750,080.11	2,743,359.41	03/06/22
54	300010054	MU	Dallas	TX	Actual/360	4.725%	9,211.93	6,392.32	0.00	N/A	01/06/23	--	2,506,648.44	2,500,256.12	03/06/22
55	300010055	MF	Taylor	MI	Actual/360	4.780%	7,998.09	8,013.55	0.00	N/A	09/06/22	--	2,151,310.43	2,143,296.88	03/06/22
56	695100080	RT	Scottsdale	AZ	Actual/360	4.610%	8,192.60	5,921.56	0.00	N/A	12/01/22	--	2,284,890.56	2,278,969.00	03/01/22
57	300010057	MH	Saint Cloud	FL	Actual/360	4.900%	7,967.92	5,300.25	0.00	N/A	11/06/22	--	2,090,708.91	2,085,408.66	03/06/22
59	300010059	MH	Knoxville	TN	Actual/360	5.100%	7,525.41	4,690.96	0.00	N/A	12/06/22	--	1,897,163.22	1,892,472.26	03/06/22
60	300010060	MH	Rantoul	IL	Actual/360	5.590%	6,980.52	4,602.06	0.00	N/A	11/06/22	--	1,605,538.45	1,600,936.39	03/06/22
61	300010061	RT	Coppell	TX	Actual/360	5.000%	5,594.31	3,612.18	0.00	N/A	11/06/22	--	1,438,535.88	1,434,923.70	03/06/22
Totals							2,222,283.14	1,623,850.36	0.00				644,417,691.40	642,793,841.04
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	01/06/22	17,805,428.74	420,616.82	263,580.35	3,827,555.14	0.00	0.00
1B	(3,927,933.68)	(5,093,704.02)	10/01/20	09/30/21	01/06/22	12,718,163.39	329,706.74	188,271.67	2,704,701.80	1,174,432.43	0.00
2	12,578,059.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,407,568.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,349,626.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,387,687.31	1,533,590.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(636,405.97)	(164,398.78)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,587,658.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,475,971.42	1,147,348.68	01/01/21	09/30/21	--	0.00	0.00	94,458.81	283,395.42	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	596,757.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,469,778.22	900,653.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,304,855.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,117,044.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,095,477.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,335,325.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	769,526.13	385,575.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,075,793.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,247,191.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,091,063.06	810,217.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	598,222.35	455,828.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	418,033.80	642,553.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	589,304.19	441,570.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	441,743.00	340,264.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	827,240.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	645,402.02	432,227.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	717,065.32	522,045.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	561,250.00	192,073.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	403,964.80	94,965.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	497,237.18	374,785.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,126,334.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	339,221.86	314,204.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	216,827.00	163,793.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	45,110,134.31	4,090,350.91				30,523,592.13	750,323.56	546,310.84	6,815,652.36	1,174,432.43	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/11/22	0	0.00	1	12,709,428.91	2	102,436,826.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433697%	4.400746%	9
02/11/22	1	12,756,322.55	0	0.00	2	102,633,957.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433803%	4.400852%	10
01/12/22	0	0.00	0	0.00	2	102,791,383.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433890%	4.400938%	11
12/10/21	0	0.00	0	0.00	2	102,948,191.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433975%	4.401024%	12
11/15/21	0	0.00	0	0.00	2	103,117,424.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434065%	4.401114%	13
10/13/21	0	0.00	0	0.00	2	103,272,955.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434149%	4.401198%	14
09/13/21	0	0.00	0	0.00	2	103,440,956.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434238%	4.401286%	15
08/12/21	0	0.00	0	0.00	2	103,595,218.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434319%	4.401368%	16
07/12/21	0	0.00	0	0.00	2	103,748,876.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434400%	4.401449%	17
06/11/21	0	0.00	0	0.00	2	103,915,071.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434486%	4.401535%	18
05/12/21	0	0.00	2	104,067,475.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434565%	4.401614%	19
04/12/21	0	0.00	2	104,232,461.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434649%	4.401698%	20
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	304101051	02/06/21	12	6	263,580.35	3,827,555.14	0.00	61,001,416.90	05/17/21	1
1B	304101050	02/06/21	12	6	188,271.67	2,704,701.80	1,196,461.54	43,572,440.68	05/17/21	1
13	695100083	12/01/21	2	2	94,458.81	283,395.42	0.00	12,839,234.05	12/15/21	13
Totals					546,310.84	6,815,652.36	1,196,461.54	117,413,091.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		39,895,849	39,895,849	0		0
7 - 12 Months		602,897,992	487,751,737	115,146,255		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	642,793,841	527,647,586	0	12,709,429	102,436,826	0
Feb-22	644,417,691	529,027,411	12,756,323	0	102,633,958	0
Jan-22	645,807,040	543,015,657	0	0	102,791,383	0
Dec-21	647,191,058	544,242,866	0	0	102,948,192	0
Nov-21	648,646,376	545,528,951	0	0	103,117,425	0
Oct-21	650,019,496	546,746,541	0	0	103,272,955	0
Sep-21	651,464,309	548,023,353	0	0	103,440,956	0
Aug-21	652,826,615	549,231,397	0	0	103,595,218	0
Jul-21	654,183,694	550,434,818	0	0	103,748,876	0
Jun-21	655,613,040	551,697,969	0	0	103,915,071	0
May-21	656,959,426	552,891,951	0	104,067,475	0	0
Apr-21	658,378,464	554,146,003	0	104,232,461	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	304101051	59,754,815.17	61,001,416.90	137,000,000.00	08/05/21	10,984,513.75	1.55872	--	01/06/23	250
1B	304101050	42,682,010.87	43,572,440.68	137,000,000.00	08/05/21	(5,425,880.30)	(0.49170)	09/30/21	01/06/23	250
13	695100083	12,709,428.91	12,839,234.05	22,700,000.00	09/07/12	1,025,502.93	1.19670	09/30/21	01/01/23	189
Totals		115,146,254.95	117,413,091.63	296,700,000.00		6,584,136.38

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A	304101051	MU	NY	05/17/21	1

The Loan transferred for 60+ days deliquency. The subject is a 423 unit independent hotel located in New York, NY. The hotel has re-opened. Borrower is requesting relief due to the impact of COVID. Borrower has submitted a proposal which is

	under review.	Lender has engaged counsel to commence enforcement of remedies and discussions with Borrower are ongoing.

1B	304101050	MU	NY	05/17/21	1

The Loan transferred for 60+ days deliquency. The subject is a 423 unit independent hotel located in New York, NY. The hotel has re-opened. Borrower is requesting relief due to the impact of COVID. Borrower has submitted a proposal which is

	under rev iew.	Lender has engaged counsel to commence enforcement of remedies and discussions with Borrower are ongoing.

13	695100083	OF	IL	12/15/21	13

The Loan transferred on 12/15/21 (SS) due to Imminent Monetary Default. The collateral includes two of the three condo units within a 7-story, 155,739 SF office building and street-level retail space of the attached Parking Garage. The Property was b uilt in 2000 & 2001 with major tenants Robert Morris University (20.3% NRA, 12/31/21 LXP), US Attorney's Office (13.96% NRA, 11/30/22 LXP), and State of IL Dept. of Human Services (12.68% NRA, 3/31/22 LXP). Robert Morris

University (NNN: $13/SF) issu

ed notice to vacate at their lease expiration date of 12/31/2021. In addition, State of IL Dept. of Human Services (NNN: $18/SF) gave notice on 12/8/21 of their intent to vacate on 3/31/22. It is anticipated that the

Property will be cash flow nega

tive starting January 2022. The Special Servicer will continue to gather information from the Borrower. In the event the Loan goes into default, the Special Servicer will simultaneously discuss workout strategies deemed appropriate to achieve the hig hest net present value recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A	304101051	61,536,076.91	4.57000%	61,536,076.91 4.57000%		10	07/27/20	05/06/20	09/08/20
1B	304101050	43,954,340.67	4.57000%	43,954,340.67 4.57000%		10	07/27/20	05/06/20	09/08/20
Totals		105,490,417.58		105,490,417.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	11,641.35	0.00	0.00	63,011.43	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	8,315.25	0.00	0.00	45,008.17	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	213.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,456.60	0.00	213.14	108,019.60	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		131,689.34

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Supplemental Notes
None

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